Leases - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease [Abstract]
Beginning balance	$ 18,516	$ 21,263
Additions	557	428
Lease payments	(5,617)	(4,478)
Lease interest	664	825
Remeasurement	(2,593)	0
Exchange rate effect	(7)	478
Ending balance	11,520	18,516
Current portion	4,136	3,873
Non-current portion	$ 7,384	$ 14,643